Revenues - Disaggregation by Customer Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 62,631	$ 37,343	$ 25,461
North America
Disaggregation of Revenue [Line Items]
Revenues	17,618	17,149	15,825
Europe, Middle East, Africa (EMEA)
Disaggregation of Revenue [Line Items]
Revenues	37,447	11,500	7,522
Asia
Disaggregation of Revenue [Line Items]
Revenues	3,570	5,752	1,477
Australia
Disaggregation of Revenue [Line Items]
Revenues	$ 3,996	$ 2,942	$ 637